Obligations under capital leases (Schedule of Capital Lease Commitments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Present value of the minimum lease payments
Within 1 year	$ 1,008	6,282
After 1 year but within 2 years	1,065	6,637
After 2 years but within 3 years	1,137	7,081
After 3 years
Total future minimum lease payments	3,210	20,000
Less: balance due within one year classified as current liabilities	(1,008)	(6,282)
Total present value of the minimum lease payments	2,202	13,718
Total minimum lease payments
Within 1 year	1,170	7,287
After 1 year but within 2 years	1,177	7,333
After 2 years but within 3 years	1,177	7,332
After 3 years
Total minimum lease payments	3,524	21,952
Interest
Within 1 year	161	1,005
After 1 year but within 2 years	112	696
After 2 years but within 3 years	40	251
After 3 years
Total interest	$ 313	1,952